INTANGIBLE ASSETS - CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS- CRYPTOCURRENCIES
Schedule of intangible assets

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Bitcoins (BTC) <1>	—	128,581,349	20,177,220
Tether (USDT) <3>	—	8,424,472	1,321,983
Less: Impairment of cryptocurrencies	—	(50,887,472)	(7,985,355)

Total	—	86,118,349	13,513,848